Shareholders' Equity - Share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of classes of share capital [line items]
Share capital	$ 24,199	$ 23,531	[1]
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	117,273,566	105,371,800		91,979,704
Share capital	$ 11,727	$ 10,537		$ 9,198
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	124,722,559	129,942,506		135,283,942
Share capital	$ 12,472	$ 12,994		$ 13,528
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	241,996,125	235,314,306
Share capital	$ 24,199	$ 23,531

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.